SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net loss per share of common stock (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 15, 2023	Jul. 23, 2023	Oct. 09, 2022	Jul. 17, 2022	Oct. 15, 2023	Oct. 09, 2022	Sep. 30, 2023	Sep. 30, 2022	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Net (loss) income	$ (7,283)	$ (3,046)	$ (3,390)	$ 5,035	$ (10,329)	$ 1,645			$ (7,525)	$ (9,917)	$ (29,998)
Weighted average common shares outstanding, basic (in shares)	6,535,000		6,168,000		6,550,000	6,168,000			6,210,000	6,108,000	6,079,000
Weighted average common shares outstanding, diluted (in shares)	6,535,000		6,168,000		6,550,000	16,992,000			6,210,000	6,108,000	6,079,000
Earnings (loss) per share, basic (in dollars per share)	$ (1.17)		$ (0.55)		$ (1.87)	$ 0.27			$ (1.21)	$ (1.62)	$ (4.93)
Earnings (loss) per share, diluted (in dollars per share)	$ (1.17)		$ (0.55)		$ (1.87)	$ 0.10			$ (1.21)	$ (1.62)	$ (4.93)
Non-redeemable Class A and Class B common stock
Weighted average common shares outstanding, diluted (in shares)							7,245,000	7,245,000
Earnings (loss) per share, diluted (in dollars per share)							$ (0.28)	$ 0.45